Employee Benefit Obligations - Summary of Balance and Changes in Post-employment Defined Benefit Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	$ 1,343,507
Defined benefit plan obligations from business combinations		$ (2,152,468)
Ending balance	1,836,362	1,343,507
Actuarial Value of Post-employment Obligations
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	4,235,466	1,063,551
Service cost	11,255	6,383
Net interest cost	357,751	269,331
Contributions from plan participants	2,295	1,781
Actuarial (gains) losses from changes in financial assumptions	678,722	272,123
Actuarial (gains) losses from changes in experience adjustments	144,140	71,519
Foreign currency translation	(171,481)	(196,015)
Contributions paid	(372,392)	(275,600)
Past service cost Defined benefit plan obligations	(8,643)	(850)
Defined benefit plan obligations from business combinations		3,023,155
Transfer of employees	(153)	88
Ending balance	$ 4,876,960	$ 4,235,466